Investment Strategy	Apr. 30, 2026
Cambria Superinvestors ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its total assets in U.S.-listed equity securities that are favored by prominent “Superinvestors,” including the common stock of U.S. companies and American Depositary Receipts (“ADRs”). To be considered a Superinvestor, an institutional investor must have a publicly available track record of at least ten years. In addition, as determined by the Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), Superinvestors must exhibit style purity (i.e., a consistent investment approach and trading style) with respect to their long-term investments in equity securities. In selecting Superinvestors for the Fund, Cambria evaluates various qualitative and quantitative metrics demonstrated by institutional investors, including, but not limited to, portfolio turnover and the absolute and risk-adjusted performance of an institutional investor’s equity portfolios.

Cambria then selects a group of stocks that are favored by the Superinvestors, as demonstrated by public disclosure, such as filings made on Form 13F, of the portfolio holdings widely held by these institutional investors. Widely held securities refer to securities held in large quantities by multiple Superinvestors as well as securities held in smaller quantities but with greater consistency across the holdings of a larger number of Superinvestors. Institutional investors, including Superinvestors, file Form 13F with the SEC on a quarterly basis to report their portfolio holdings as of the end of each calendar quarter, but institutional investors may file Form 13F up to 45 days after quarter end.

Utilizing a proprietary quantitative model and fundamental analysis, Cambria selects stocks that are widely held by a select list of Superinvestors. To be eligible for inclusion in the Fund, equity securities must pass various market capitalization, sector concentration, and liquidity requirements. For example, while Cambria may invest in companies of any market capitalization, such companies must have a minimum market capitalization of $200 million.

The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions. Cambria expects to adjust the Fund’s holdings to meet target allocations at least annually.

Cambria Buyout ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal market conditions, seeks to achieve its investment objective by investing at least 80% of its total assets in U.S. exchange-listed equity securities. The Fund does not include, and the Fund does not invest in, private equity funds.

Cambria Investment Management, L.P. (“Cambria” or the “Adviser”) serves as the Fund’s investment adviser and uses a proprietary algorithm designed to generate returns that mimic the historic returns of U.S. private equity funds. Private equity funds traditionally are not listed on public exchanges and typically invest directly in private companies and/or acquire controlling interests in public companies and turn them private through a buyout process. Cambria selects the U.S. private equity funds to be mimicked by the Fund from a universe of private funds included in multiple academic and published indexes, based on the private funds’ historical returns. To achieve such returns, Cambria’s algorithm identifies and selects U.S. exchange-listed equities that exhibit factor characteristics commonly associated with the equity securities of private companies held by private equity funds. These factors include, but are not limited to, a company’s size, valuation, debt practices, and revenue growth. Cambria believes that a composite approach using multiple related factors to rank the available stock universe can improve the robustness of the Fund’s portfolio versus a reliance on any one factor in stock selection.

To be eligible for inclusion in the Fund, equity securities must pass certain market capitalization and liquidity requirements. The eligible Fund universe will be comprised of U.S. equities with a market capitalization greater than $100 million and less than $50 billion. Cambria’s proprietary algorithm will tend to select stocks of companies that (i) have smaller market capitalizations, (ii) have higher long-term debt, (iii) are engaged in debt reduction, and (iv) are priced inexpensively relative to the market. Cambria’s algorithm also identifies companies based on their revenue growth and value metrics, including, but not limited to, price-to-sales (P/S) ratio, price-to-earnings (P/E) ratio and enterprise multiple (EV/EBITDA). For additional information about the algorithm and its value metrics, see the section titled “Additional Information about the Fund’s Investment Strategies and Risks.”

The Fund will be comprised of, approximately, the top 50 stocks as determined by Cambria’s proprietary valuation algorithm and will be approximately equally weighted. The Fund’s portfolio is rebalanced periodically, but no less frequently than annually, to meet Cambria’s internal target allocations, which are developed pursuant to Cambria’s quantitative strategy.

Cambria has discretion on a daily basis to actively manage the Fund’s portfolio in accordance with the Fund’s investment objective and may experience high portfolio turnover. The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions.

Cambria Venture ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal market conditions, seeks to achieve its investment objective by investing at least 80% of its total assets in U.S. exchange-listed equity securities. The Fund does not include, and the Fund does not invest in, venture capital funds or venture capital start-up companies.

Cambria Investment Management, L.P. (“Cambria” of the “Adviser”) serves as the Fund’s investment adviser and uses a proprietary algorithm designed to generate returns that mimic the returns of U.S. venture capital funds. Venture capital funds are not listed on public exchanges and typically invest directly in private companies to provide equity financing that addresses the funding needs of entrepreneurial companies that for reasons of size, assets, and stage of development cannot seek capital from more traditional sources, such as public markets and banks. These companies tend to have short operating histories that involve novel technology, products and services. To achieve such returns, Cambria’s algorithm identifies and selects U.S. exchange-listed equities that exhibit factor characteristics commonly associated with the equity securities of private companies funded by venture capital funds. These factors include, but are not limited to, a company’s size, valuation and leverage. Cambria believes that a composite approach using multiple related factors to rank the available stock universe can improve the robustness of the Fund’s portfolio versus a reliance on any one factor in stock selection.

To be eligible for inclusion in the Fund, equity securities must pass certain market capitalization and liquidity requirements. The eligible Fund universe will be comprised of U.S. equities with a market capitalization greater than $100 million and less than $10 billion. Cambria’s proprietary algorithm will tend to select stocks of companies that (i) have shorter operating histories, (ii) have smaller market capitalizations, and (iii) are priced inexpensively relative to the market. Cambria’s algorithm also identifies companies based on their leverage (e.g., a company’s debt/asset ratio) and value metrics, including, but not limited to, price-to-sales (P/S) ratio, price-to-earnings (P/E) ratio and enterprise multiple (EV/EBITDA). In addition, Cambria’s algorithm will tend to allocate Fund assets to companies in industries favored by venture capital firms, including industries within the health care and information technology sectors. For additional information about the algorithm and its value metrics, see the section titled “Additional Information about the Fund’s Investment Strategies and Risks.”

The Fund will be comprised of, approximately, the top 50 stocks as determined by Cambria’s proprietary valuation algorithm and will be approximately equally weighted. The Fund’s portfolio is rebalanced periodically, but no less frequently than annually, to meet Cambria’s internal target allocations, which are developed pursuant to Cambria’s quantitative strategy.

Cambria has discretion on a daily basis to actively manage the Fund’s portfolio in accordance with the Fund’s investment objective and may experience high portfolio turnover. The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions.